BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 16:-    BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2021	2020	2019
Numerator:

Net loss available to shareholders of ordinary shares	$(117,209)	$(166,867)	$(87,748)

Denominator:

Shares used in computing net loss per ordinary shares, basic and diluted	57,004,154	54,425,056	50,504,698

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Year ended December 31,
	2021	2020	2019

Shares used in computing net loss per ordinary shares, basic and diluted	57,004,154	54,425,056	50,504,698

The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:

Share options	4,720,600	4,621,780	7,447,519
Restricted share units	2,225,516	2,078,427	2,125,440
Convertible Notes	3,969,514	4,530,284	3,104,251

	10,915,630	11,230,491	12,677,210